Fair Value Measurements - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Assets
Cash equivalents - money market funds	$ 974.6	$ 558.1
Investments pending settlement	4.6	0.5
Derivative assets	0.2
Total other assets	4.8	0.5
Total assets measured at fair value	3,877.8	4,192.3
Liabilities
Derivative liabilities	(0.1)	(0.5)
Investments pending settlement	(10.6)	(21.1)
Total other liabilities	(10.7)	(21.6)
Total liabilities measured at fair value	(10.7)	(21.6)
U.S. Treasuries
Assets
Fair value	443.0	746.6
Agencies
Assets
Fair value	6.8	11.5
Non-U.S. government
Assets
Fair value	41.2	46.4
Corporate bonds
Assets
Fair value	1,720.2	1,913.2
Residential mortgage-backed
Assets
Fair value	250.6	279.1
Commercial mortgage-backed
Assets
Fair value	0.6	0.4
Other asset-backed securities
Assets
Fair value	248.1	414.4
Fixed maturity securities
Assets
Fair value	2,710.5	3,411.6
Fixed maturity securities | U.S. Treasuries
Assets
Fair value	443.0	746.6
Fixed maturity securities | Agencies
Assets
Fair value	6.8	11.5
Fixed maturity securities | Non-U.S. government
Assets
Fair value	41.2	46.4
Fixed maturity securities | Corporate bonds
Assets
Fair value	1,720.2	1,913.2
Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	250.6	279.1
Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.6	0.4
Fixed maturity securities | Other asset-backed securities
Assets
Fair value	248.1	414.4
Short-term investments
Assets
Fair value	187.9	222.1
Short-term investments | U.S. Treasuries
Assets
Fair value	187.7	220.7
Short-term investments | Corporate bonds
Assets
Fair value	0.2	1.1
Short-term investments | Other asset-backed securities
Assets
Fair value		0.3
Level 1
Assets
Cash equivalents - money market funds	974.6	558.1
Investments pending settlement	4.6	0.5
Derivative assets	0.0
Total other assets	4.6	0.5
Total assets measured at fair value	1,609.9	1,525.9
Liabilities
Derivative liabilities	0.0	0.0
Investments pending settlement	(10.6)	(21.1)
Total other liabilities	(10.6)	(21.1)
Total liabilities measured at fair value	(10.6)	(21.1)
Level 1 | Fixed maturity securities
Assets
Fair value	443.0	746.6
Level 1 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	443.0	746.6
Level 1 | Fixed maturity securities | Agencies
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 1 | Short-term investments
Assets
Fair value	187.7	220.7
Level 1 | Short-term investments | U.S. Treasuries
Assets
Fair value	187.7	220.7
Level 1 | Short-term investments | Corporate bonds
Assets
Fair value	0.0	0.0
Level 1 | Short-term investments | Other asset-backed securities
Assets
Fair value		0.0
Level 2
Assets
Cash equivalents - money market funds	0.0	0.0
Investments pending settlement	0.0	0.0
Derivative assets	0.2
Total other assets	0.2	0.0
Total assets measured at fair value	2,267.9	2,666.4
Liabilities
Derivative liabilities	(0.1)	(0.5)
Investments pending settlement	0.0	0.0
Total other liabilities	(0.1)	(0.5)
Total liabilities measured at fair value	(0.1)	(0.5)
Level 2 | Fixed maturity securities
Assets
Fair value	2,267.5	2,665.0
Level 2 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 2 | Fixed maturity securities | Agencies
Assets
Fair value	6.8	11.5
Level 2 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	41.2	46.4
Level 2 | Fixed maturity securities | Corporate bonds
Assets
Fair value	1,720.2	1,913.2
Level 2 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	250.6	279.1
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.6	0.4
Level 2 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	248.1	414.4
Level 2 | Short-term investments
Assets
Fair value	0.2	1.4
Level 2 | Short-term investments | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 2 | Short-term investments | Corporate bonds
Assets
Fair value	0.2	1.1
Level 2 | Short-term investments | Other asset-backed securities
Assets
Fair value		0.3
Level 3
Assets
Cash equivalents - money market funds	0.0	0.0
Investments pending settlement	0.0	0.0
Derivative assets	0.0
Total other assets	0.0	0.0
Total assets measured at fair value	0.0	0.0
Liabilities
Derivative liabilities	0.0	0.0
Investments pending settlement	0.0	0.0
Total other liabilities	0.0	0.0
Total liabilities measured at fair value	0.0	0.0
Level 3 | Fixed maturity securities
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Agencies
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | Corporate bonds
Assets
Fair value	$ 0.0	0.0
Level 3 | Short-term investments | Other asset-backed securities
Assets
Fair value		$ 0.0